Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 21,692	$ 15,901
Amounts subject to an enforceable master netting arrangement or similar agreements	(9,188)	(6,707)
Financial and cash collateral pledged (received)	(12,436)	(8,949)
Net amount including financing trusts	68	245
Net amounts excluding financing trusts	68	245
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(11,678)	(8,780)
Amounts subject to an enforceable master netting arrangement or similar agreements	9,188	6,707
Financial and cash collateral pledged (received)	2,233	1,869
Net amount including financing trusts	(257)	(204)
Net amounts excluding financing trusts	(56)	(33)
Derivative Assets [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	20,144	14,320
Amounts subject to an enforceable master netting arrangement or similar agreements	(9,188)	(6,644)
Financial and cash collateral pledged (received)	(10,889)	(7,431)
Net amount including financing trusts	67	245
Net amounts excluding financing trusts	67	245
Securities lending [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	558	1,518
Financial and cash collateral pledged (received)	(558)	(1,518)
Reverse repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	990	63
Amounts subject to an enforceable master netting arrangement or similar agreements		(63)
Financial and cash collateral pledged (received)	(989)
Net amount including financing trusts	1
Net amounts excluding financing trusts	1
Derivative Liabilities [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(11,345)	(8,716)
Amounts subject to an enforceable master netting arrangement or similar agreements	9,188	6,644
Financial and cash collateral pledged (received)	1,903	1,868
Net amount including financing trusts	(254)	(204)
Net amounts excluding financing trusts	(53)	(33)
Repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(333)	(64)
Amounts subject to an enforceable master netting arrangement or similar agreements		63
Financial and cash collateral pledged (received)	330	$ 1
Net amount including financing trusts	(3)
Net amounts excluding financing trusts	$ (3)